Lease liability	9 Months Ended
Jun. 30, 2025
Lease liability
Lease liability
12.	Lease liability

As of June 30, 2025, lease liability consists of:

	June 30, 2025	September 30, 2024
Current	409	471
Non-current	1,572	1,871
	1,981	2,342

Information about leases for which the Company is a lessee is as follows:

	June 30, 2025	September 30, 2024
Interest on lease liabilities	214	349
Incremental borrowing rate at time of transition	14%	14%
Cash outflow for the lease	545	735

The Company’s future undiscounted minimum lease payments for the period ended June 30, 2025, for the continued operations are as under:

Year	Amount
2025	627
2026	528
2027	544
2028	560
2029	284

The Company entered into a lease agreement for 61,327 sq. ft for its premises as its headquarters in Mississauga, Ontario at 6688 Kitimat Road. The lease is for 10 years starting January 1, 2020, with expiry December 31, 2029. In addition, the Company is required to pay certain occupancy costs.

The lease agreement for the Company's lab facility has been renewed for an additional three years, commencing from January 2023.

The terms of the renewed lease entail a fixed monthly rent as follows:

•	CAD $25,625 for the first year,
•	CAD $26,265 for the second year, and
•	CAD $26,922 for the third year.